FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

October 5, 2026

Filed Via EDGAR (CIK #0001535538)
Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

RE: Franklin Alternative Strategies Funds ("Registrant")

File Nos. 333-189667 and 811-22641

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 25, 2026.

Sincerely yours,

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

/s/ NAVID J. TOFIGH

Navid J. Tofigh

Vice President and Secretary

NJT:sk